FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Positions, Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 24, 2018	Sep. 30, 2018	Dec. 31, 2016	Dec. 31, 2015
Non-Derivatives:
Cash and cash equivalents	$ 96,648	$ 246,954			$ 65,710	$ 40,686
Restricted cash and short-term deposits - current	31,330	27,306			$ 44,927	$ 56,714
Drawdown of revolving credit facility	1,272,350	1,371,034
Capital lease obligations	119,683	128,081
Derivatives:
Derivative asset	17,617	11,962
Derivative liability	8,753	1,618
Less: deferred finance charges	(10,750)	(16,600)
Notional amount	637,200	250,000
Interest Rate Swap
Derivatives:
Notional amount	1,783,325	1,335,307
Level 2 | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives:
Interest rate swap agreements that qualify as cash flow hedges		100
Notional amount		72,500
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	96,648	246,954
Restricted cash and short-term deposits - current	172,444	182,933
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
Drawdown of revolving credit facility	400,000	400,000
Carrying Value | Level 2
Non-Derivatives:
Long-term debt, floating	883,100	987,584
Capital lease obligations	119,683	128,081
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	17,617	11,962
Derivative liability	8,753	1,618
Carrying Value | Level 2 | Earn-Out Units
Derivatives:
Derivative liability	0	7,400		$ 0
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	96,648	246,954
Restricted cash and short-term deposits	172,444	182,933
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds	$ 396,843	$ 392,445
Derivatives:
Fair value as a percentage of face value	99.20%	98.10%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 883,100	$ 987,584
Obligations under capital leases	119,683	128,081
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	17,617	11,962
Derivative liability	8,753	1,618
Fair Value | Level 2 | Earn-Out Units
Derivatives:
Derivative liability	$ 0	$ 7,400
Common Stock
Derivatives:
Distribution amount per share			$ 0.4042